TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 6.6%
	INSURANCE - 6.6%
6	Berkshire Hathaway, Inc., Class A(a)	$ 2,511,606

	TOTAL COMMON STOCKS (Cost $714,296)	2,511,606

	EXCHANGE-TRADED FUNDS — 82.3%
	EQUITY - 82.3%
37,000	Financial Select Sector SPDR Fund	1,357,530
17,400	Invesco QQQ Trust Series 1	6,167,082
22,549	iShares Core S&P Small-Cap ETF	2,547,586
11,274	iShares Russell 2000 ETF	2,585,917
7,850	iShares Semiconductor ETF	3,565,627
10,700	SPDR Dow Jones Industrial Average ETF Trust	3,690,965
9,300	SPDR S&P 500 ETF Trust	3,980,958
3,160	SPDR S&P MidCap 400 ETF Trust	1,551,592
22,500	VanEck Vectors Semiconductor ETF	5,900,400
		31,347,657

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,678,998)	31,347,657

	OPEN END FUNDS — 11.1%
	EQUITY - 3.6%
23,793	Fidelity Low-Priced Stock Fund	1,382,594

	FIXED INCOME - 7.5%
104,841	Franklin High Income Fund, Advisor Class	199,198
762,939	Franklin Income Fund, Advisor Class	1,892,088
11,358	John Hancock High Yield Fund, Class I	39,525
80,456	PIMCO High Yield Fund, Institutional Class	732,950
		2,863,761

	TOTAL OPEN END FUNDS (Cost $3,775,435)	4,246,355

TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
SHORT-TERM INVESTMENT — 0.1%
MONEY MARKET FUND - 0.1%
26,548	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $26,548)(b)	$ 26,548

	TOTAL INVESTMENTS - 100.1% (Cost $18,195,277)	$ 38,132,166
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(46,438)
	NET ASSETS - 100.0%	$ 38,085,728

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.